OTHER OPERATING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2025
Other operating income (expenses), net [Abstract]
OTHER OPERATING INCOME (EXPENSES), NET	OTHER OPERATING INCOME (EXPENSES), NET

	Year ended December 31,
	2025	2024	2023

Results of sundry assets	7,117	8,867	8,165
Gain from the agreement related to the post-retirement benefits from Usiminas	—	—	108,696
Provision for legal claims and other matters (Note 19 and 25 (i) and (ii))	463	60,469	59,649

Other operating income	7,580	69,336	176,510

Impairment charge (2)	(18,757)	(32,435)	(42,316)
Other operating expense (1)	(35,039)	(11,667)	(23,857)

Other operating expense	(53,796)	(44,102)	(66,173)

Other operating income (expenses), net	(46,216)	25,234	110,337
(1) For the year ended December 31, 2025, it includes the disposal of projects in the U.S. of $12,300 and in Brazil of $8,600. For the year ended December 31, 2023, it includes the value update of certain tax liabilities in Usiminas of $10,000.
(2) For the years ended December 31, 2025, 2024 and 2023, it corresponds to the impairment charge over mining assets (see notes 4(e)(2) and 4(f)).